Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 22, 2021	Dec. 31, 2015	Mar. 31, 2021	Mar. 31, 2016	Jun. 30, 2021	Jun. 30, 2016	Sep. 30, 2021	Sep. 30, 2016	Dec. 31, 2021	Dec. 31, 2016	Mar. 31, 2022	Mar. 31, 2017	Jun. 30, 2022	Jun. 30, 2017	Sep. 30, 2022	Sep. 30, 2017	Dec. 31, 2022	Dec. 31, 2017	Mar. 31, 2023	Mar. 31, 2018	Jun. 30, 2023	Jun. 30, 2018	Sep. 30, 2023	Sep. 30, 2018	Dec. 31, 2023	Dec. 31, 2018	Mar. 31, 2024	Mar. 31, 2019	Jun. 30, 2024	Jun. 30, 2019	Sep. 30, 2024	Sep. 30, 2019	Dec. 31, 2024	Dec. 31, 2019	Mar. 31, 2025	Mar. 31, 2020	Jun. 30, 2025	Jun. 30, 2020	Sep. 30, 2025	Sep. 30, 2020	Dec. 31, 2025	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005424
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,452		$ 9,427		$ 10,135		$ 10,098		$ 11,150		$ 12,053		$ 12,887		$ 13,789		$ 14,576		$ 15,407		$ 16,398		$ 14,066		$ 16,340		$ 17,000		$ 16,722		$ 18,282		$ 15,878		$ 20,293		$ 22,771		$ 24,631	$ 24,743	$ 27,722	$ 27,839	$ 28,991	$ 25,391	$ 19,041	$ 18,143	$ 17,800	$ 20,720	$ 24,032	$ 23,343	$ 26,587	$ 30,322	$ 33,201	$ 34,078	$ 36,060	$ 32,761	$ 38,871	$ 41,968	$ 42,832
C000005425
Account Value [Line Items]
Accumulated Value		10,000		9,444		9,413		10,115		10,072		11,111		12,003		12,825		13,714		14,487		15,303		16,276		13,951		16,195		16,839		16,553		18,084		15,695		20,047		22,478		24,298	24,392	27,311	27,408	28,522	24,964	18,709	17,814	17,469	20,323	23,556	22,864	26,024	29,661	32,458	33,293	35,204	31,964	37,901	40,892	41,706
C000005426
Account Value [Line Items]
Accumulated Value		10,000		9,438		9,402		10,095		10,045		11,075		11,956		12,767		13,643		14,403		15,205		16,161		13,843		16,061		16,688		16,393		17,897		15,523		19,815		22,203		23,986	24,062	26,926	27,003	28,082	24,564	18,396	17,507	17,154	19,945	23,103	22,410	25,491	29,038	31,751	32,547	34,393	31,206	36,978	39,872	40,640
C000166329
Account Value [Line Items]
Accumulated Value		500,000		472,713		471,746		507,322		505,675		558,457		603,858		645,846		691,313		730,999		772,910		822,858		706,096		820,473		853,897		840,233		918,869		798,317		1,020,596		1,145,578		1,239,591	1,245,569	1,395,978	1,402,329	1,460,802	1,279,913	960,181	915,184	898,220	1,045,935	1,213,444	1,178,957	1,343,310	1,532,438	1,678,444	1,723,445	1,824,080	1,657,821	1,967,756	2,125,157	2,169,560
C000225816
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,779		$ 10,976		$ 11,041		$ 11,518		$ 10,106		$ 7,592		$ 7,246		$ 7,123		$ 8,305		$ 9,650		$ 9,389		$ 10,713		$ 12,238		$ 13,424		$ 13,804		$ 14,631		$ 13,316		$ 15,827		$ 17,117		$ 17,501
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		500,000		504,841		518,121		540,907		563,676		596,049		614,023		642,092		682,784		678,383		704,764		754,971		646,994		737,854		768,069		776,999		847,685		670,521		818,221		893,559		1,024,747	1,089,787	1,179,583	1,178,384	1,287,709	1,219,738	1,016,027	970,666	1,040,379	1,115,082	1,208,602	1,169,276	1,310,429	1,441,725	1,488,091	1,580,787	1,622,413	1,545,804	1,715,707	1,855,986	1,900,583
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000		10,168		11,006		10,994		12,014		11,380		9,480		9,056		9,707		10,404		11,276		10,909		12,226		13,451		13,884		14,749		15,137		14,422		16,008		17,316		17,733
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value		10,000		10,074		10,136		10,600		10,708		11,662		12,206		12,926		13,943		14,140		14,954		16,325		13,732		15,943		16,682		16,930		18,729		16,088		20,567		23,285		25,938	26,182	29,307	29,646	33,096	30,103	23,805	22,949	23,453	26,822	30,258	29,310	33,462	37,281	40,388	41,677	44,623	40,175	47,342	52,318	52,906
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value		10,000		10,074		10,136		10,600		10,708		11,662		12,206		12,926		13,943		14,140		14,954		16,325		13,732		15,943		16,682		16,930		18,729		16,088		20,567		23,285		25,938	26,182	29,307	29,646	33,096	30,103	23,805	22,949	23,453	26,822	30,258	29,310	33,462	37,281	40,388	41,677	44,623	40,175	47,342	52,318	52,906
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value		10,000		10,074		10,136		10,600		10,708		11,662		12,206		12,926		13,943		14,140		14,954		16,325		13,732		15,943		16,682		16,930		18,729		16,088		20,567		23,285		25,938	26,182	29,307	29,646	33,096	30,103	23,805	22,949	23,453	26,822	30,258	29,310	33,462	37,281	40,388	41,677	44,623	40,175	47,342	52,318	52,906
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 503,709		$ 506,804		$ 530,021		$ 535,382		$ 583,078		$ 610,309		$ 646,311		$ 697,135		$ 707,001		$ 747,699		$ 816,267		$ 686,582		$ 797,131		$ 834,116		$ 846,524		$ 936,427		$ 804,396		$ 1,028,327		$ 1,164,243		$ 1,296,886	$ 1,309,103	$ 1,465,339	$ 1,482,283	$ 1,654,782	$ 1,505,170	$ 1,190,246	$ 1,147,438	$ 1,172,630	$ 1,341,084	$ 1,512,880	$ 1,465,522	$ 1,673,086	$ 1,864,060	$ 2,019,425	$ 2,083,828	$ 2,231,165	$ 2,008,770	$ 2,367,105	$ 2,615,886	$ 2,645,278
Russell 1000 Growth Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,937		$ 11,122		$ 11,251		$ 12,560		$ 11,425		$ 9,034		$ 8,709		$ 8,901		$ 10,179		$ 11,483		$ 11,124		$ 12,699		$ 14,149		$ 15,328		$ 15,817		$ 16,935		$ 15,247		$ 17,967		$ 19,856		$ 20,079